UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from June 1, 2007 to June 30, 2007

Commission File Number of issuing entity: 333-103862-02	Commission File Number of issuing entity: 333-103862-01

CAPITAL ONE MULTI-ASSET EXECUTION TRUST	CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)	(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)	(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK

(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington, DE 19805-1266	c/o Capital One Bank Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23060
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

201-593-6792	804-967-1000
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒  No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2	Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 10, 2007

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By: CAPITAL ONE BANK
(Servicer)

By:	/s/ Steve Richter
Name: Steve Richter
Title: Vice President, Accounting